EARNING PER SHARE	3 Months Ended
Sep. 30, 2024
EARNING PER SHARE
EARNING PER SHARE

8.   EARNING PER SHARE

The numerators and denominators used in the calculation of basic EPS and diluted EPS are presented below:

	Three-month period ended
	09/30/2024	09/30/2023
Numerator
Loss for the period (basic EPS)	(6,369,262)	(4,591,634)
Loss for the period (diluted EPS)	(6,369,262)	(4,591,634)
Denominator
Weighted average number of shares (basic EPS)	62,851,063	62,846,690
Weighted average number of shares (diluted EPS)	62,851,063	62,846,690

Basic loss attributable to ordinary equity holders of the parent	(0.1013)	(0.0731)
Diluted loss attributable to ordinary equity holders of the parent	(0.1013)	(0.0731)

For the three-month periods ended September 30, 2024 and 2023, diluted EPS was the same as basic EPS, as the effect of potential ordinary shares would be antidilutive.